CHAPTER 11 FILING AND OTHER RELATED MATTERS (Tables)	12 Months Ended
Dec. 31, 2023
Reorganizations [Abstract]
Schedule of Reorganization Items under Chapter 11 of US Bankruptcy Code
Reorganization items, net incurred as a result of the Chapter 11 Cases presented separately in the accompanying Consolidated Statements of Operations were as follows (in thousands):

	Years Ended December 31,
	2023	2022
Professional fees and other bankruptcy related costs	$92,195	$2,302
Settlements with creditors:
Priority Power	(4,878)	—
ACM ELF ST LLC Lease	(5,003)	—
HMC	8,269	—
Trilogy	(385)	—
Didado	657	—
Celsius - Cedarvale PSA	2,175	—
Harper	4,977	—
McCarthy	4,590	—
Dalton	(1,122)	—
Gryphon	(23,260)	—
Foundry	(12,636)	—
OG&E	4,800	—
Maddox	1,277	—
Other, net	14	—
Total settlements with creditors	(20,525)	—
Post-petition interest, fees and other cures	94,567	—
Debtor-in-possession financing costs	24,885	—
Write-off of debt issuance costs and original issue net discount on liabilities subject to compromise	—	3,529
(Gain) from adjustment of liabilities subject to compromise fair value to expected allowed amount	—	(203,236)
Reorganization items, net	$191,122	$(197,405)

Schedule of Liabilities Subject to Compromise
Liabilities subject to compromise consisted of liabilities reclassified from the following balance sheet categories (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable	$36,678	$20,908
Accrued expenses and other current liabilities	20,300	64,493
Accounts payable, and accrued expenses and other current liabilities	$56,978	$85,401

Operating lease liability	$—	$13,868
Financing lease liability	—	70,796
Debt subject to compromise	41,777	844,695
Accrued interest on liabilities subject to compromise	580	12,553
Leases, debt and accrued interest	42,357	941,912
Liabilities subject to compromise	$99,335	$1,027,313